Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit before taxation	¥ 142,359	¥ 142,133	¥ 153,895
Adjustments for:
Depreciation and amortization	172,401	182,818	154,621
Loss/(gain) on disposal of property, plant and equipment	1	(64)	8
Write-off and impairment of property, plant and equipment	1,546	2,975	1,250
Expected credit impairment losses	5,084	5,761	4,635
Impairment losses of contract assets	(62)
Write-down of inventories	196	171	155
Interest and other income	(14,341)	(15,560)	(15,885)
Finance costs	2,996	3,246	144
Dividend income from equity investments at fair value through other comprehensive income	(1)	(2)
Income from investments accounted for using the equity method	(12,678)	(12,641)	(13,861)
Net exchange (gain)/loss	(32)	67	(46)
Share-based compensation expenses	232
Operating cash flows before changes in working capital	297,701	308,904	284,916
(Increase)/decrease in inventories	(902)	1,348	1,212
Decrease/(increase) in contract assets	1,228	(64)	(874)
Decrease/(increase) in contract costs	1,500	(9,012)	(2,021)
Increase in accounts receivable	(10,812)	(11,981)	(7,058)
Increase in other receivables	(585)	(1,364)	1,784
Decrease/(increase) in prepayments and other current assets	1,538	(3,075)	(2,999)
Increase in amount due from ultimate holding company	(46)	(780)	(348)
(Increase)/decrease in deposited customer reserves	(897)	6,447	(4,835)
Increase/(decrease) in accounts payable	7,896	(3,334)	(16,400)
Increase in bills payable	829	794	873
Increase/(decrease) in deferred revenue	22,943	(3,380)	(19,588)
Increase in accrued expenses and other payables	18,584	508	4,613
(Decrease)/increase in amount due to ultimate holding company	(32)	(107)	112
Increase in other non-current liabilities	4,923
Cash generated from operations	343,868	284,904	239,387
Tax paid
Net cash generated from operating activities	307,761	247,591	206,151
Investing activities
Payment for property, plant and equipment	(189,577)	(202,365)	(192,395)
Payment for land use rights	(169)	(355)	(580)
Payment for other intangible assets	(703)	(2,245)	(2,189)
Proceeds from disposal of property, plant and equipment	266	423	8
Decrease/(increase) in bank deposits	15,008	157,709	(11,578)
Increase in restricted bank deposits (excluding deposited customer reserves)	(335)	(4,503)	(348)
Interest received	12,999	11,550	11,810
Proceeds from disposal of investments accounted for using the equity method	417
Payment for investments accounted for using the equity method	(1,346)	(161)	(375)
Dividends received from investments accounted for using the equity method	4,362	2,299	691
Purchase of financial assets at fair value through profit or loss	(114,893)	(161,343)	(116,810)
Maturity of financial assets at fair value through profit or loss	103,479	129,505	110,087
Purchase of financial assets at fair value through other comprehensive income	(205)		(711)
Proceeds from disposal of financial assets at fair value through other comprehensive income	500
Short-term loans granted by China Mobile Finance and payment for other investments	(34,335)	(11,464)	(16,210)
Maturity of short-term loans granted by China Mobile Finance and other investments	16,414	16,810	6,367
Others	12	(66)	2
Net cash used in investing activities	(188,106)	(64,206)	(212,231)
Financing activities
Interest paid in relation to short-term deposits placed by ultimate holding company	(170)	(187)	(142)
Dividends paid to the Company's equity shareholders	(59,726)	(53,265)	(59,930)
Dividends paid to non-controlling shareholders of subsidiaries	(11)	(38)	(10)
Short-term deposits placed by ultimate holding company	26,706	21,637	10,873
Repayment of short-term deposits placed by ultimate holding company	(21,637)	(10,873)	(8,611)
Repayment of principal and interest of lease liabilities	(27,346)	(22,175)
Payment of Hong Kong 5G spectrum utilization fee and its interest	(68)
Net cash used in financing activities	(82,252)	(64,901)	(57,820)
Net increase/(decrease) in cash and cash equivalents	37,403	118,484	(63,900)
Cash and cash equivalents at beginning of year	175,933	57,302	120,636
Effect of changes in foreign exchange rate	(607)	147	566
Cash and cash equivalents at end of year	212,729	175,933	57,302
Hong Kong [member]
Tax paid
Tax paid	(331)	(13)	(233)
PRC [member]
Tax paid
Tax paid	¥ (35,776)	¥ (37,300)	¥ (33,003)